Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 76,192	$ 45,500	$ 65,701	$ 58,926	$ 55,047	$ 50,152
Accounts receivable, net	16,370	15,062		8,159
Inventories	45,429	39,681		36,234
Prepaid expenses and other assets		64,686		48,824
Total current assets	193,677	164,929		152,143
Property and equipment, net	5,601,690	4,960,142		4,640,093
Goodwill and tradenames	611,330	611,330		602,792
Other long-term assets	174,594	202,026		167,383
Total assets	6,581,291	5,938,427		5,562,411
Current liabilities:
Current portion of long-term debt	272,644	221,233		200,582
Accounts payable	97,100	79,126		80,327
Accrued expenses and other liabilities	219,596	231,040		208,102
Due to Affiliate	37,064	59,897		2,963
Advance ticket sales	542,602	353,793		325,472
Total current liabilities	1,174,858	945,089		817,446
Long-term debt	2,918,566	2,764,120		2,837,499
Due to Affiliate	73,276	147,364
Other long-term liabilities	39,317	63,070		63,003
Total liabilities	4,206,017	3,919,643		3,717,948
Commitments and contingencies
Shareholders' equity:
Ordinary shares	25	25		25
Additional paid-in capital	2,824,868	2,335,563		2,331,973
Accumulated other comprehensive loss	(48,886)	(17,619)		(19,794)
Retained earnings (deficit)	(400,733)	(299,185)		(467,741)
Total shareholders' equity	2,375,274	2,018,784		1,844,463
Total liabilities and shareholders' equity	6,581,291	5,938,427		5,562,411
Parent Company
Current assets:
Cash and cash equivalents
Due from Affiliate		2,457,348		2,451,062
Prepaid expenses and other assets		18,003		13,287
Total current assets		2,475,351		2,464,349
Goodwill and tradenames		602,792		602,792
Other long-term assets		61,070		56,972
Investment in subsidiaries		385,453		215,969
Total assets		3,524,666		3,340,082
Current liabilities:
Current portion of long-term debt		53,543		46,029
Accrued expenses and other liabilities		47,224		26,815
Total current liabilities		100,767		72,844
Long-term debt		1,388,469		1,401,563
Other long-term liabilities		16,646		21,212
Total liabilities		1,505,882		1,495,619
Commitments and contingencies
Shareholders' equity:
Ordinary shares		25		25
Additional paid-in capital		2,335,563		2,331,973
Accumulated other comprehensive loss		(17,619)		(19,794)
Retained earnings (deficit)		(299,185)		(467,741)
Total shareholders' equity		2,018,784		1,844,463
Total liabilities and shareholders' equity		3,524,666		3,340,082
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents		7,462		7,133	7,833	9,903
Accounts receivable, net		1,747		1,852
Inventories		13,445		10,983
Prepaid expenses and other assets		2,272		5,840
Total current assets		24,926		25,808
Property and equipment, net		1,182,926		1,227,082
Total assets		1,207,852		1,252,890
Current liabilities:
Accounts payable		884		608
Accrued expenses and other liabilities		47,325		44,556
Due to Affiliate		691,216		764,978
Total current liabilities		739,425		810,142
Other long-term liabilities		4,608		2,416
Total liabilities		744,033		812,558
Commitments and contingencies
Shareholders' equity:
Ordinary shares		24		24
Additional paid-in capital		379,946		379,946
Retained earnings (deficit)		83,849		60,362
Total shareholders' equity		463,819		440,332
Total liabilities and shareholders' equity		1,207,852		1,252,890
Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents		38,038		51,793	47,214	40,249
Accounts receivable, net		13,315		6,307
Inventories		26,236		25,251
Prepaid expenses and other assets		44,411		29,697
Total current assets		122,000		113,048
Property and equipment, net		3,777,216		3,413,011
Goodwill and tradenames		8,538
Other long-term assets		140,956		110,411
Total assets		4,048,710		3,636,470
Current liabilities:
Current portion of long-term debt		167,690		154,553
Accounts payable		78,242		79,719
Accrued expenses and other liabilities		136,491		136,731
Due to Affiliate		1,826,029		1,689,047
Advance ticket sales		353,793		325,472
Total current liabilities		2,562,245		2,385,522
Long-term debt		1,375,651		1,435,936
Due to Affiliate		147,364
Other long-term liabilities		41,816		39,375
Total liabilities		4,127,076		3,860,833
Commitments and contingencies
Shareholders' equity:
Ordinary shares		87,818		87,818
Additional paid-in capital		235,788		231,495
Accumulated other comprehensive loss		(9,747)		(8,418)
Retained earnings (deficit)		(392,225)		(535,258)
Total shareholders' equity		(78,366)		(224,363)
Total liabilities and shareholders' equity		4,048,710		3,636,470
Eliminations
Current assets:
Cash and cash equivalents
Due from Affiliate		(2,457,348)		(2,451,062)
Total current assets		(2,457,348)		(2,451,062)
Investment in subsidiaries		(385,453)		(215,969)
Total assets		(2,842,801)		(2,667,031)
Current liabilities:
Due to Affiliate		(2,457,348)		(2,451,062)
Total current liabilities		(2,457,348)		(2,451,062)
Total liabilities		(2,457,348)		(2,451,062)
Commitments and contingencies
Shareholders' equity:
Ordinary shares		(87,842)		(87,842)
Additional paid-in capital		(615,734)		(611,441)
Accumulated other comprehensive loss		9,747		8,418
Retained earnings (deficit)		308,376		474,896
Total shareholders' equity		(385,453)		(215,969)
Total liabilities and shareholders' equity		$ (2,842,801)		$ (2,667,031)